Related Party Transactions (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Accrued salaries	$ 1,195	$ 134,152
Due to officers	285,267	222,492
Due to officers	285,267	222,492
Officer Ralph Hofmeier [Member]
Related Party Transaction [Line Items]
Unsecured advances due to officer	2,253	56,400
Accrued salaries	148,985	86,265
Due to officers	151,238	142,665
Officer Irma Velazquez [Member]
Related Party Transaction [Line Items]
Unsecured advances due to officer	7,341	10,393
Accrued salaries	126,688	69,434
Due to officers	$ 134,029	$ 79,827